Long-Term Debt (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2014	$ 2,229,883	$ 2,236,343
2015	1,872,334	1,873,558
2016	7,351,202	7,974,491
2017	111,500	128,785
2018	155,130	157,394
Thereafter	419,571	436,700
Total	$ 12,139,620	$ 12,807,271